Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 348,516	$ 48,993	$ 1,455,884	$ 881,051
Cost of revenue	141,882	46,008	696,758	399,404
Gross profit	206,634	2,985	759,126	481,647
Operating expenses:
General and administrative	1,223,918	60,280	1,520,027	203,925
Research and development	43,666	4,843	381,418	48,230
Depreciation and amortization expense	17,599	302	21,400	55,286
Advertising and marketing	376,947	12,421	268,380	56,318
Legal and professional	162,806	1,761	378,025	25,311
Total operating expenses	1,824,936	79,607	2,569,250	389,070
Income (loss) from operations	(1,618,302)	(76,622)	(1,810,124)	92,577
Other income (expense):
Interest expense and amortization of debt discount related party	(129,590)	(2,568)	(123,652)	(16,479)
Other income			7,877
Loss on Settlement of senior secured notes (related party of $44,668 and $-, respectively)	(513,512)
Total other income (expense)	(643,102)	(2,568)	(115,775)	(16,479)
Net income (loss) before income taxes	(2,261,404)	(79,190)	(1,925,899)	76,098
Income tax benefit (provision)			(2,107)	2,991
Net income (loss)	$ (2,261,404)	$ (79,190)	$ (1,923,792)	$ 73,107
Net income (loss) per share - basic	$ (0.11)	$ (0.01)	$ (0.12)	$ 0.00
Net income (loss) per share - diluted	$ (0.11)	$ (0.01)	$ (0.12)	$ 0.00
Weighted average shares outstanding - basic	20,991,747	15,000,000	16,570,078	15,000,000
Weighted average shares outstanding - diluted	20,991,747	15,000,000	16,570,078	15,000,000
Income tax benefit (provision)			$ 2,107	$ (2,991)